ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

31. ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group's PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group's PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group's restricted net assets, comprising of the registered paid in capital and statutory reserve of Company's PRC subsidiaries and VIEs, were RMB 1,340,481 and RMB 1,340,527 of December 31, 2013 and 2014, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company's condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2013 and 2014, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	202	166	27
Amounts due from related parties	498,432	40,026	6,451
Prepaid expenses and other current assets	68,205	49,912	8,043
Total current assets	566,839	90,104	14,521

Non-current assets:
Intangible assets, net	284	150	24
Investment in subsidiaries	-	-	-
Total non-current assets	284	150	24

Total assets	567,123	90,254	14,545

LIABILITIES
Current liabilities:
Short-term loan	-	-	-
Convertible loan	102,905	13,470	2,171
Deferred revenue	2,317	866	140
Amounts due to related parties	5,678	55,699	8,977
Accrued and other liabilities	59,725	69,278	11,164
Total current liabilities	170,625	139,313	22,452
Total non-current liabilities	-	-	-

Total liabilities	170,625	139,313	22,452

SHAREHOLDERS' EQUITY
Ordinary shares
(US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 176,776,612 and 916,104,980 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	122	574	93
Additional paid-in capital	2,706,621	3,325,288	535,939
Retained earnings	(2,294,368)	(3,371,181)	(543,336)
Accumulated other comprehensive income	(15,877)	(3,740)	(603)
Total shareholders' equity (deficit)	396,498	(49,059)	(7,907)

Total liabilities and shareholders' equity	567,123	90,254	14,545

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
- Software products	190	-	-	-
Total net revenues	190	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
- Software products	(951)	-	-	-
Total cost of revenues	(951)	-	-	-
GROSS LOSS	(761)	-	-	-
Operating expenses:
Selling and marketing	(6,941)	(2,733)	(348)	(56)
General and administrative	(110,893)	(57,453)	(229,814)	(37,039)
Research and development	(872)	(742)	(144)	(23)
Total operating expenses	(118,706)	(60,928)	(230,306)	(37,118)

OPERATING LOSS	(119,467)	(60,928)	(230,306)	(37,118)
Share of loss from subsidiaries	(1,498,091)	(833,867)	(609,711)	(98,268)
OTHER INCOME (EXPENSE)
Interest expenses, net	(2,496)	(8,386)	(91,064)	(14,677)
Loss from extinguishment of debt	-	-	(143,901)	(23,193)
Foreign exchange losses, net	(136)	—	(459)	(74)
Other expenses, net	(976)	(3,637)	(1,372)	(221)
Income tax	—	—	—	—
NET LOSS	(1,621,166)	(906,818)	(1,076,813)	(173,551)

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(112,041)	(59,818)	(109,368)	(17,627)
Cash flows from investing activities	-	-	-	-
Cash flows from financing activities	121,157	44,455	109,330	17,621
Proceeds from issuance of ordinary shares, net of expenses	-	-	-	-
Proceeds from issuance of exercise of options	1	-	-	-
Effects of exchange rate changes on cash and cash equivalents	(114)	(79)	2	-
Net change in cash and cash equivalents	9,003	(15,442)	(36)	(6)
Cash and cash equivalents at beginning of year	6,641	15,644	202	33
Cash and cash equivalents at end of year	15,644	202	166	27

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Shares surrender by SummitView	-	-	67,309	10,848
Conversion of convertible loan to ordinary shares	-	-	226,298	36,473
Consideration receivables from SummitView	-	67,066	-	-
Receipt of convertible loan by settlement of debt	-	-	80,000	12,894